Initial Public Offering (Detail) - $ / shares	1 Months Ended
	Oct. 02, 2020	Mar. 31, 2021	Dec. 31, 2020
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock units	46,000,000
Additional purchase units	6,000,000
Sale price per unit	$ 10.00
Class A Common Stock
Initial Public Offering (Details) [Line Items]
Additional purchase units	1
Sale price per unit	$ 11.50	$ 11.50	$ 11.50
Public warrants common stock exercise price per share	$ 11.50
Class A Common Stock | Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Sale of stock units	46,000,000